Stock Option Plans & Stock-Based Compensation (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended						12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Feb. 29, 2012 Minimum 2007 Incentive Stock Plan	Jun. 30, 2011 Minimum 2007 Incentive Stock Plan	Sep. 29, 2012 Maximum	Dec. 31, 2011 Maximum	Feb. 29, 2012 Maximum 2007 Incentive Stock Plan	Jun. 30, 2011 Maximum 2007 Incentive Stock Plan	Sep. 29, 2012 Director	Sep. 29, 2012 Board of Directors Chairman	Sep. 29, 2012 New Board Member	Sep. 29, 2012 Board Of Directors Chairman And New Board	Sep. 29, 2012 Board Of Directors, Outside Directors	Oct. 01, 2011 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Oct. 01, 2011 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2010 Non Employee Stock Options	Sep. 29, 2012 Stock Compensation Plan	Dec. 31, 2011 Stock Compensation Plan	Dec. 31, 2011 Restricted Stock Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available to grant				7,925,529	7,500,000			10,575,529	7,925,529
Exercise price as a percentage of the fair market value of underlying shares on the date of grant																					100.00%	100.00%
Granted shares expiration period						10 years	10 years
Granted stock options	2,477,500		983,000							426,767	303,767	100,000	403,767	23,000	983,000	983,000	645,050	800,000	800,000	24,600
Option granted, weighted average grant date fair value	$ 6.09	$ 6.23	$ 6.23														$ 6.68
Restricted shares granted																							60,753
Stock option vest	33.333%		50.00%
Incremental expense associated with modification of terms of options			$ 0.8
Stock options granted, total unrecognized stock-based compensation expense			$ 2.3
Unrecognized stock-based compensation expense, weighted-average period			2 years